SHARE OPTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Options And Share Warrants [Abstract]
Schedule of grants of share options and warrants
	Options and	Weighted- average exercise price US$	Exercise price range US$
	warrants ‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2024	46,914,672	0.39	0.12 –1.34
Granted	12,100,000	0.14	0.14 –0.14
Exercised	-	-	-
Expired / Forfeited	-	-	-

Outstanding at June 30, 2024	59,014,672	0.35	0.12 –1.34

Exercisable at June 30, 2024	24,029,255	0.58	0.12 –1.34

Outstanding January 1, 2025	40,506,672	0.26	0.12 –1.29
Granted	-	-	-
Exercised	-	-	-
Expired / Forfeited	(30,000)	1.29	1.29 –1.29

Outstanding at June 30, 2025	40,476,672	0.26	0.12 –1.10

Exercisable at June 30, 2025	21,074,589	0.36	0.12 –1.10